Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Net earnings attributable to common shareholders - basic	$ 2,786	$ 2,894
Dividends declared per common share (in dollars) (CAD Per Share)	$ 2.87	$ 2.73
Weighted average number of common shares outstanding (in millions)
Average number of common shares outstanding - basic (millions) (in shares)	894,300,000	869,100,000
Assumed exercise of stock options (in shares)	600,000	1,200,000
Weighted average number of common shares outstanding - diluted (in millions) (in shares)	894,900,000	870,300,000
Shares excluded from calculation of earnings per share (in shares)	3,031,125	2,936,091